Vanguard Utilities Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Electric Utilities (58.4%)
NextEra Energy Inc.	2,764,409	706,472
Duke Energy Corp.	4,144,079	354,857
Southern Co.	5,710,000	325,870
American Electric Power Co. Inc.	2,793,833	238,174
Exelon Corp.	5,508,310	211,023
Xcel Energy Inc.	2,966,255	192,896
Eversource Energy	1,865,215	156,118
FirstEnergy Corp.	3,056,942	129,186
PPL Corp.	4,339,424	121,244
Edison International	2,049,682	119,107
Entergy Corp.	1,129,136	114,969
Evergy Inc.	1,288,444	79,484
Alliant Energy Corp.	1,385,240	68,375
NRG Energy Inc.	1,400,267	50,480
Pinnacle West Capital Corp.	635,668	49,519
OGE Energy Corp.	1,131,663	35,444
IDACORP Inc.	284,970	26,568
Hawaiian Electric Industries Inc.	617,708	24,375
Portland General Electric Co.	505,329	23,806
PNM Resources Inc.	432,202	17,642
ALLETE Inc.	292,219	17,162
Avangrid Inc.	349,352	15,539
El Paso Electric Co.	218,834	14,874
MGE Energy Inc.	195,973	13,305
Otter Tail Corp.	204,640	8,781
Spark Energy Inc. Class A	66,416	546
		3,115,816
Gas Utilities (4.7%)
Atmos Energy Corp.	691,162	71,037
UGI Corp.	1,179,049	37,541
ONE Gas Inc.	298,821	25,092
Southwest Gas Holdings Inc.	308,830	23,456
Spire Inc.	288,701	21,052
New Jersey Resources Corp.	540,112	18,969
National Fuel Gas Co.	439,335	18,439
South Jersey Industries Inc.	522,592	14,821
Northwest Natural Holding Co.	172,039	11,029
Chesapeake Utilities Corp.	92,729	8,377
Star Group LP	248,201	1,961
		251,774
Independent Power and Renewable Electricity Producers (3.0%)
Vistra Energy Corp.	2,477,651	50,643
AES Corp.	3,753,369	46,880
NextEra Energy Partners LP	351,714	17,976

Ormat Technologies Inc.		230,550	16,786
TerraForm Power Inc. Class A		512,685	9,423
Clearway Energy Inc.		373,559	8,185
Clearway Energy Inc. Class A		238,548	4,840
* Sunnova Energy International Inc.		165,316	2,480
			157,213
Multi-Utilities (29.1%)
Dominion Energy Inc.		4,737,227	402,712
Sempra Energy		1,652,078	208,674
WEC Energy Group Inc.		1,783,322	163,584
Public Service Enterprise Group Inc.		2,855,774	145,759
Consolidated Edison Inc.		1,886,971	141,636
DTE Energy Co.		1,086,799	116,907
Ameren Corp.		1,290,927	96,471
CMS Energy Corp.		1,604,934	94,017
NiSource Inc.		2,160,823	51,492
CenterPoint Energy Inc.		2,839,430	50,485
MDU Resources Group Inc.		1,132,846	24,651
Black Hills Corp.		354,640	21,885
NorthWestern Corp.		285,322	17,153
Avista Corp.		380,259	14,895
Unitil Corp.		84,800	4,085
			1,554,406
Water Utilities (4.4%)
American Water Works Co. Inc.		1,023,135	129,938
Essential Utilities Inc.		1,259,254	55,105
American States Water Co.		208,353	17,087
California Water Service Group		272,144	12,791
SJW Group		144,681	9,091
Middlesex Water Co.		98,495	6,684
York Water Co.		73,918	3,282
			233,978
Total Common Stocks (Cost $5,060,951)			5,313,187
	Coupon
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $5)	0.307%	47	5
Total Investments (99.6%) (Cost $5,060,956)			5,313,192
Other Assets and Liabilities -Net (0.4%)			22,322
Net Assets (100%)			5,335,514
Cost is in $000.

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Utilities Index Fund

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps

				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Ameren Corp.	2/2/21	GSI	6,876	(.172%)	596	—
Southern Co.	9/2/20	BOANA	14,183	(.330%)	242	—
1 Payment received/paid monthly.

BOANA —Bank of America, N.A.
GSI—Goldman Sachs International.

At May 31 2020, a counterpary had deposited in a segregated account securities with a value of $545,000 in connection with open swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).The fund had no open futures contracts at May 31,2020.

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected

Utilities Index Fund

referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Utilities Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	5,313,187	—	—	5,313,187
Temporary Cash Investments	5	—	—	5
Total	5,313,192	—	—	5,313,192
Derivative Financial Instruments
Assets
Swap Contracts	—	838	—	838